SUBSEQUENT EVENT (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	9 Months Ended
	Sep. 04, 2025	Nov. 24, 2025	Aug. 28, 2025	Jul. 31, 2025	Dec. 31, 2025	Oct. 31, 2025	Dec. 30, 2025	Dec. 16, 2025	Oct. 27, 2025	Sep. 09, 2025	Apr. 28, 2025	Jan. 31, 2025	Aug. 22, 2024
Subsequent Event [Line Items]
Outstanding balance						$ 350,000
Debt Instrument, Face Amount											$ 500,000		$ 200,000
Long-Term Debt, Gross						$ 0						$ 200,000
Greenland Exploration Limited
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 100,000
Subsequent Event [Member] | Greenland Exploration Limited
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 200,000						$ 33,990	$ 200,000
Outstanding amount							$ 200,000
Transaction related expenses		98,526			$ 98,529
Draw down		$ 104,470
Long-Term Debt, Gross							$ 132,519
Promissory Note [Member] | Subsequent Event [Member] | Greenland Exploration Limited
Subsequent Event [Line Items]
Loans Payable	$ 100,000		$ 160,000	$ 15,000						$ 100,000
Outstanding balance	$ 100,000		$ 160,000	$ 15,000